Fair Value Measurements - Schedule of Financial Assets of the Plan (Details) - EBP014 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy		$ 1,360,920	$ 1,097,710
Total investments at fair value		1,506,122	1,232,980
PVH Corp. common stock [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[1]	63,649	94,209
Mutual funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[2]	1,213,287	936,536
Common collective trust funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[3]	83,984	66,965
Galliard Stable Value Fund at NAV [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[4]	145,202	135,270
Level 1 [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy		1,276,936	1,030,745
Level 1 [Member] | PVH Corp. common stock [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[1]	63,649	94,209
Level 1 [Member] | Mutual funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[2]	1,213,287	936,536
Level 1 [Member] | Common collective trust funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[3]
Level 2 [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy		83,984	66,965
Level 2 [Member] | PVH Corp. common stock [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[1]
Level 2 [Member] | Mutual funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[2]
Level 2 [Member] | Common collective trust funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[3]	83,984	66,965
Level 3 [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy
Level 3 [Member] | PVH Corp. common stock [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[1]
Level 3 [Member] | Mutual funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[2]
Level 3 [Member] | Common collective trust funds [Member]
Schedule of Financial Assets of the Plan [Line Items]
Total investments in the fair value hierarchy	[3]

[1]	Valued at the closing price of PVH Corp. common stock as determined by the closing price in the active market in which the securities are traded.
[2]	Valued at the net asset value (“NAV”) of the fund, as determined by the closing price in the active market in which the individual fund is traded.
[3]	Valued at the NAV of the fund as determined and published daily by the fund family. Fund is redeemable on a daily basis at the NAV without restriction.
[4]	Valued at the NAV of units of the Galliard Stable Return Fund E (“Fund E”), a collective trust fund which invests all of its assets in Galliard Stable Return Fund Core. Galliard Stable Return Fund Core invests in fully benefits-responsive investment contracts. The net asset value of Fund E is used as a practical expedient to estimate its fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily unless payments are being delayed to all fund unit holders. If the Plan initiates a full redemption of the collective trust fund, the issuer reserves the right to require 12 months’ notification in order to ensure that securities’ liquidations will be carried out in an orderly business manner.